Commitments and Contingencies - Schedule of Operating Lease Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2026
Schedule of Operating Lease Liabilities [Abstract]
Operating lease liabilities, current	$ 225,768	$ 106,723	$ 222,471
Operating lease liabilities, less current portion	105,262	180,235	1,355
Total operating lease liabilities	331,030	286,958	$ 223,826
Operating cash outflows from lease liabilities	$ 210,005	$ 79,345